16. OTHER NON-FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Non-financial Assets
Other prepaid expenses	$ 3,331,553	$ 3,338,598
Prepaid insurances	1,394,215	1,635,803
Prepaid advertising	1,436,479	1,217,504
Prepaid leases	354,166	1,008,378
Other	419,176	298,243
Total	6,935,589	7,498,526
Non-Current
Non-financial Assets
Other prepaid expenses	3,792,595	3,889,602
Prepaid insurances	0	0
Prepaid advertising	0	0
Prepaid leases	435,343	575,747
Other	0	1,939
Total	$ 4,227,938	$ 4,467,288